GOODWILL	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Balance at beginning of period	$14,129	$15,479
Acquisitions through business combinations (1)	46	189
Impairment	—	(605)
Dispositions	(5)	(1,091)
Foreign currency translation	(260)	157
Balance at end of period	$13,910	$14,129
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(1)See Note 3 for additional information.